Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Provision (Benefit)
	For the Year Ended
	December 31, 2021	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
Change in valuation allowance	(21.0)%	(21.0)%
Income tax provision (benefit)	0.0%	0.0%

Schedule of Net Deferred Tax Assets

The significant components of the net deferred tax assets are as follows (in thousands):

	December 31,	December 31,
	2021	2022
Deferred tax assets:
Organization and start-up costs	$324	$46
Net operating loss carryforwards	294	1,338
Stock-based compensation	11,876	14,475
Losses-put option and warrant issuance		226
Total deferred income tax assets	12,494	16,085
Valuation allowance	(12,494)	(16,085)
Deferred tax asset, net of allowance	$—	$—